BNY Mellon Smallcap Stock Index Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3%
Automobiles & Components — 1.6%
Adient PLC(a)	41,509	863,387
American Axle & Manufacturing Holdings, Inc.(a),(b)	62,502	498,141
Dana, Inc.	61,211	1,768,998
Dorman Products, Inc.(a)	14,603	1,813,693
Fox Factory Holding Corp.(a)	22,270	409,768
Gentherm, Inc.(a)	16,135	515,675
LCI Industries(b)	12,674	1,859,149
Patrick Industries, Inc.(b)	17,471	2,204,316
Phinia, Inc.	20,116	1,431,656
Standard Motor Products, Inc.	10,797	431,124
Winnebago Industries, Inc.	14,995	688,420
XPEL, Inc.(a),(b)	13,230	681,477
		13,165,804
Banks — 8.8%
Ameris Bancorp	33,592	2,708,187
Atlantic Union Bankshares Corp.(b)	74,819	2,905,970
Axos Financial, Inc.(a),(b)	29,743	2,944,260
Banc of California, Inc.	70,075	1,400,098
BancFirst Corp.	10,902	1,198,675
Bank of Hawaii Corp.	20,838	1,558,266
BankUnited, Inc.	39,413	1,870,935
Banner Corp.	17,922	1,108,296
Beacon Financial Corp.	43,839	1,242,836
Capitol Federal Financial, Inc.	63,092	459,310
Cathay General Bancorp	35,518	1,817,811
Central Pacific Financial Corp.	14,212	462,885
City Holding Co.	7,576	932,530
Community Financial System, Inc.	27,491	1,718,187
Customers Bancorp, Inc.(a)	16,588	1,310,784
CVB Financial Corp.	67,265	1,325,793
Dime Community Bancshares, Inc.	21,277	723,843
Eagle Bancorp, Inc.(b)	14,795	395,914
FB Financial Corp.(b)	21,301	1,225,446
First BanCorp.	82,298	1,820,432
First Bancorp/Southern Pines NC	21,654	1,254,416
First Commonwealth Financial Corp.	54,384	980,543
First Financial Bancorp	54,395	1,563,312
First Hawaiian, Inc.	64,903	1,723,175
First Interstate BancSystem, Inc., Cl. A(b)	46,975	1,666,203
Fulton Financial Corp.	94,772	1,957,042
Hanmi Financial Corp.	15,898	422,410
Heritage Financial Corp.	17,840	460,450
Hilltop Holdings, Inc.	22,457	841,015
Hope Bancorp, Inc.	67,319	806,482
Independent Bank Corp.	26,023	2,102,138
Lakeland Financial Corp.	13,507	805,017
National Bank Holdings Corp., Cl. A	19,857	797,854
NBT Bancorp, Inc.	27,253	1,210,851

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Banks — 8.8% (continued)
Northwest Bancshares, Inc.	75,892	977,489
OFG Bancorp	23,116	931,575
Park National Corp.	7,548	1,229,871
Pathward Financial, Inc.	11,969	1,080,681
Preferred Bank	5,895	505,614
Provident Financial Services, Inc.	68,318	1,512,560
Renasant Corp.	49,845	1,879,655
S&T Bancorp, Inc.	20,080	856,211
Seacoast Banking Corp. of Florida	50,570	1,691,061
ServisFirst Bancshares, Inc.	26,383	2,159,449
Simmons First National Corp., Cl. A	75,808	1,541,177
Southside Bancshares, Inc.	14,782	475,833
Stellar Bancorp, Inc.	24,163	897,414
The Bancorp, Inc.(a)	23,024	1,368,547
Tompkins Financial Corp.	6,742	540,169
Triumph Financial, Inc.(a)	11,811	745,156
TrustCo Bank Corp. NY	9,848	427,403
Trustmark Corp.	31,300	1,330,876
United Community Banks, Inc.	63,860	2,198,700
WaFd, Inc.	41,132	1,341,726
Westamerica BanCorp	13,109	663,053
WSFS Financial Corp.	28,637	1,853,673
		71,929,259
Capital Goods — 12.1%
AAR Corp.(a)	20,485	2,169,566
Air Lease Corp.	55,098	3,560,984
Alamo Group, Inc.	5,622	1,098,033
Albany International Corp., Cl. A	15,020	833,460
American Woodmark Corp.(a)	7,705	457,600
Apogee Enterprises, Inc.	11,471	425,918
Arcosa, Inc.	25,604	2,930,890
Armstrong World Industries, Inc.	22,610	4,154,361
Astec Industries, Inc.	11,931	581,278
AZZ, Inc.(b)	15,690	1,950,110
Boise Cascade Co.	19,407	1,568,280
CSW Industrials, Inc.(b)	8,711	2,351,796
DNOW, Inc.(a)	96,922	1,472,245
DXP Enterprises, Inc.(a),(b)	6,630	862,232
Enerpac Tool Group Corp.	27,648	1,115,873
Enpro, Inc.(b)	10,998	2,626,103
ESCO Technologies, Inc.	13,554	3,092,616
Everus Construction Group, Inc.(a)	26,627	2,356,223
Federal Signal Corp.	31,900	3,448,071
Franklin Electric Co., Inc.	20,108	2,003,159
Gates Industrial Corp. PLC(a)	135,516	3,119,578
Gibraltar Industries, Inc.(a)	15,551	797,144
Granite Construction, Inc.	22,922	2,767,602
Griffon Corp.	20,617	1,679,255
Hayward Holdings, Inc.(a)	104,642	1,688,922
Hillenbrand, Inc.	37,167	1,185,999
Insteel Industries, Inc.	10,135	335,874

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Capital Goods — 12.1% (continued)
JBT Marel Corp.(b)	27,246	4,286,068
Kadant, Inc.(b)	6,182	1,984,669
Kennametal, Inc.	40,093	1,378,798
Lindsay Corp.(b)	5,712	715,542
Masterbrand, Inc.(a),(b)	65,745	796,829
Mercury Systems, Inc.(a),(b)	27,610	2,592,027
Moog, Inc., Cl. A	14,901	4,550,020
Mueller Water Products, Inc., Cl. A	82,102	2,222,501
MYR Group, Inc.(a)	8,138	2,034,826
National Presto Industries, Inc.	2,713	345,636
Powell Industries, Inc.(b)	4,933	2,188,230
Primoris Services Corp.(b)	28,326	4,199,330
Proto Labs, Inc.(a)	12,347	650,070
Quanex Building Products Corp.	23,888	447,183
Resideo Technologies, Inc.(a)	71,908	2,463,568
Rush Enterprises, Inc., Cl. A(b)	31,797	2,041,049
Standex International Corp.(b)	6,349	1,523,760
Sunrun, Inc.(a)	121,936	2,316,784
Tennant Co.	9,603	730,692
The Greenbrier Companies, Inc.(b)	16,211	817,359
Titan International, Inc.(a),(b)	25,814	246,266
Trinity Industries, Inc.(b)	41,899	1,204,177
Vicor Corp.(a)	11,909	1,877,692
WillScot Holdings Corp.(b)	95,650	1,915,870
Worthington Enterprises, Inc.	16,497	916,738
Zurn Elkay Water Solutions Corp.	78,109	3,601,606
		98,680,462
Commercial & Professional Services — 4.0%
ABM Industries, Inc.	31,966	1,471,715
Amentum Holdings, Inc.(a),(b)	80,461	2,878,895
Brady Corp., Cl. A	22,858	1,976,531
Casella Waste Systems, Inc., Cl. A(a),(b)	32,790	3,307,855
CoreCivic, Inc.(a)	54,998	1,019,113
CSG Systems International, Inc.	14,177	1,130,616
Deluxe Corp.(b)	23,424	618,394
Enviri Corp.(a),(b)	42,211	798,632
Healthcare Services Group, Inc.(a)	37,432	704,470
HNI Corp.	35,947	1,717,907
Insperity, Inc.(b)	18,876	806,572
Interface, Inc.	30,661	964,902
Korn Ferry	27,504	1,910,703
Legalzoom.com, Inc.(a)	60,097	534,262
Liquidity Services, Inc.(a)	12,354	395,328
ManpowerGroup, Inc.	24,462	888,704
MillerKnoll, Inc.	35,968	722,237
OPENLANE, Inc.(a)	55,741	1,674,460
Pitney Bowes, Inc.	77,751	810,943
Robert Half, Inc.(b)	52,564	1,819,240
The GEO Group, Inc.(a)	72,053	1,151,407
UniFirst Corp.	7,633	1,641,095
Upwork, Inc.(a),(b)	68,414	1,370,332

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Commercial & Professional Services — 4.0% (continued)
Verra Mobility Corp.(a)	83,911	1,619,482
Vestis Corp.(b)	60,036	392,035
		32,325,830
Consumer Discretionary Distribution & Retail — 4.4%
Academy Sports & Outdoors, Inc.(b)	34,998	1,925,240
Advance Auto Parts, Inc.(b)	31,674	1,520,669
American Eagle Outfitters, Inc.	82,167	1,915,313
Asbury Automotive Group, Inc.(a)	10,217	2,395,989
Boot Barn Holdings, Inc.(a),(b)	15,917	2,840,866
CarMax, Inc.(a)	77,011	3,430,070
Etsy, Inc.(a),(b)	51,826	2,744,705
Group 1 Automotive, Inc.	6,502	2,303,398
Kohl’s Corp.	58,499	1,021,977
LKQ Corp.	134,189	4,408,109
MarineMax, Inc.(a),(b)	9,892	267,381
Monro, Inc.(b)	15,783	295,458
National Vision Holdings, Inc.(a),(b)	41,403	1,090,969
Sally Beauty Holdings, Inc.(a),(b)	51,250	780,025
Signet Jewelers Ltd.(b)	21,499	1,983,713
Sonic Automotive, Inc., Cl. A	7,659	459,234
The Buckle, Inc.	15,885	751,360
Upbound Group, Inc.	27,625	522,112
Urban Outfitters, Inc.(a)	28,299	2,004,984
Victoria’s Secret & Co.(a)	41,848	2,281,134
Winmark Corp.(b)	1,543	695,415
		35,638,121
Consumer Durables & Apparel — 4.0%
Acushnet Holdings Corp.	14,555	1,410,962
Callaway Golf Co.(a)	73,323	1,052,185
Carter’s, Inc.	19,055	659,494
Cavco Industries, Inc.(a)	4,101	2,017,774
Century Communities, Inc.	13,505	850,545
Champion Homes, Inc.(a)	29,163	2,285,796
Dream Finders Homes, Inc., Cl. A(a),(b)	14,821	272,558
Ethan Allen Interiors, Inc.	11,842	271,537
G-III Apparel Group Ltd.	19,280	565,868
Green Brick Partners, Inc.(a)	15,906	1,103,717
Installed Building Products, Inc.(b)	11,879	3,422,815
Kontoor Brands, Inc.	26,817	1,601,779
La-Z-Boy, Inc.	21,537	784,162
Leggett & Platt, Inc.	70,612	824,042
LGI Homes, Inc.(a)	10,543	528,310
M/I Homes, Inc.(a)	13,651	1,825,139
Meritage Homes Corp.	36,989	2,571,105
Mohawk Industries, Inc.(a),(b)	27,246	3,225,381
Newell Brands, Inc.	220,591	937,512
Oxford Industries, Inc.(b)	7,570	278,955
Sonos, Inc.(a)	63,714	914,296
Steven Madden Ltd.	38,118	1,672,618
Tri Pointe Homes, Inc.(a)	45,012	1,501,150
Under Armour, Inc., Cl. A(a),(b)	99,230	612,249

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Consumer Durables & Apparel — 4.0% (continued)
Under Armour, Inc., Cl. C(a)	62,643	380,243
Wolverine World Wide, Inc.	42,755	757,619
		32,327,811
Consumer Services — 3.3%
Adtalem Global Education, Inc.(a)	19,101	1,977,909
BJ’s Restaurants, Inc.(a),(b)	10,999	459,978
Bloomin’ Brands, Inc.	39,532	237,192
Brinker International, Inc.(a)	23,297	3,674,403
Caesars Entertainment, Inc.(a),(b)	106,559	2,205,771
Cracker Barrel Old Country Store, Inc.(b)	11,583	348,880
Dave & Buster’s Entertainment, Inc.(a),(b)	13,982	262,442
Frontdoor, Inc.(a)	37,919	2,241,392
Golden Entertainment, Inc.	10,035	270,142
Marriott Vacations Worldwide Corp.(b)	14,569	791,242
Matthews International Corp., Cl. A(b)	16,312	428,842
Mister Car Wash, Inc.(a),(b)	51,376	285,137
Monarch Casino & Resort, Inc.	6,457	591,009
Papa John’s International, Inc.(b)	17,274	607,527
Penn Entertainment, Inc.(a),(b)	66,518	854,091
Perdoceo Education Corp.	31,787	1,018,138
Pursuit Attractions and Hospitality, Inc.(a)	11,314	392,935
Red Rock Resorts, Inc., Cl. A(b)	25,442	1,606,153
Sabre Corp.(a)	205,103	266,634
Shake Shack, Inc., Cl. A(a)	21,160	1,874,141
Six Flags Entertainment Corp.(a),(b)	53,354	960,906
Strategic Education, Inc.	12,112	1,029,762
Stride, Inc.(a),(b)	22,655	1,916,613
The Cheesecake Factory, Inc.(b)	23,987	1,390,287
The Wendy’s Company(b)	83,187	648,027
United Parks & Resorts, Inc.(a),(b)	14,269	537,228
		26,876,781
Consumer Staples Distribution & Retail — .7%
Grocery Outlet Holding Corp.(a),(b)	52,051	496,046
PriceSmart, Inc.	13,324	1,894,806
The Andersons, Inc.	17,627	1,092,698
The Chefs’ Warehouse, Inc.(a),(b)	19,042	1,197,742
United Natural Foods, Inc.(a)	31,624	1,177,361
		5,858,653
Energy — 5.1%
Archrock, Inc.	91,550	2,708,964
Atlas Energy Solutions, Inc.(b)	40,283	470,103
Bristow Group, Inc.(a)	13,392	588,712
Cactus, Inc., Cl. A(b)	36,114	2,030,690
California Resources Corp.	41,214	2,204,949
Comstock Resources, Inc.(a),(b)	41,144	1,001,856
Core Laboratories, Inc.	24,037	469,683
Core Natural Resources, Inc.	26,924	2,568,011
Crescent Energy Co., Cl. A(b)	127,106	1,241,826
CVR Energy, Inc.(a)	16,001	363,863
Dorian LPG Ltd.	19,370	571,996
Helix Energy Solutions Group, Inc.(a)	71,033	564,002

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Energy — 5.1% (continued)
Helmerich & Payne, Inc.(b)	52,123	1,765,927
Innovex International, Inc.(a),(b)	20,410	507,188
International Seaways, Inc.(b)	21,149	1,261,538
Kinetik Holdings, Inc.(b)	23,915	978,363
Kodiak Gas Services, Inc.	43,791	1,839,660
Liberty Energy, Inc.	84,920	2,093,278
Magnolia Oil & Gas Corp., Cl. A	96,176	2,453,450
Noble Corp. PLC(b)	65,864	2,346,076
Northern Oil & Gas, Inc.(b)	51,075	1,276,875
Oceaneering International, Inc.(a)	52,086	1,567,789
Par Pacific Holdings, Inc.(a),(b)	26,436	997,695
Patterson-UTI Energy, Inc.(b)	180,160	1,356,605
Peabody Energy Corp.	63,440	2,236,894
REX American Resources Corp.(a)	15,095	510,362
RPC, Inc.	45,715	304,005
SM Energy Co.	118,653	2,310,174
Talos Energy, Inc.(a),(b)	65,637	782,393
Tidewater, Inc.(a)	24,121	1,507,321
World Kinect Corp.(b)	29,194	785,610
		41,665,858
Equity Real Estate Investment Trusts — 6.2%
Acadia Realty Trust(c)	68,623	1,373,146
Alexander & Baldwin, Inc.(c)	38,255	793,409
American Assets Trust, Inc.(c)	24,439	441,368
Apple Hospitality REIT, Inc.(b),(c)	114,856	1,336,924
Armada Hoffler Properties, Inc.(b),(c)	41,548	289,590
CareTrust REIT, Inc.(c)	117,064	4,371,170
Centerspace(c)	8,713	559,985
Curbline Properties Corp.(c)	50,638	1,227,971
DiamondRock Hospitality Co.(c)	107,276	984,794
Douglas Emmett, Inc.(c)	87,218	921,022
Easterly Government Properties, Inc.(c)	22,718	531,374
Essential Properties Realty Trust, Inc.(c)	103,449	3,140,712
Four Corners Property Trust, Inc.(c)	56,055	1,381,756
Getty Realty Corp.(c)	27,951	834,617
Global Net Lease, Inc.(b),(c)	102,614	970,728
Highwoods Properties, Inc.(c)	58,000	1,499,300
Innovative Industrial Properties, Inc.(c)	14,815	715,861
JBG SMITH Properties(c)	31,508	530,595
LTC Properties, Inc.(b),(c)	24,757	902,888
LXP Industrial Trust(c)	31,014	1,536,744
Medical Properties Trust, Inc.(b),(c)	258,243	1,296,380
Millrose Properties, Inc.(c)	81,042	2,415,052
NexPoint Residential Trust, Inc.(c)	11,313	341,879
Outfront Media, Inc.(c)	76,329	1,856,321
Pebblebrook Hotel Trust(b),(c)	59,648	681,180
Phillips Edison & Co., Inc.(c)	66,126	2,395,745
Ryman Hospitality Properties, Inc.(c)	33,063	3,131,066
Safehold, Inc.(b),(c)	24,195	341,391
Saul Centers, Inc.(c)	6,755	214,336
SL Green Realty Corp.(c)	37,078	1,660,353

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Equity Real Estate Investment Trusts — 6.2% (continued)
Summit Hotel Properties, Inc.(c)	54,377	240,346
Sunstone Hotel Investors, Inc.(c)	100,156	878,368
Tanger, Inc.(c)	60,366	1,975,176
Terreno Realty Corp.(b),(c)	54,247	3,338,360
The Macerich Company(c)	134,578	2,547,562
Universal Health Realty Income Trust(c)	6,913	274,653
Urban Edge Properties(c)	65,700	1,276,551
Veris Residential, Inc.(c)	42,560	646,486
Whitestone REIT(c)	23,479	334,341
Xenia Hotels & Resorts, Inc.(c)	49,750	733,812
		50,923,312
Financial Services — 7.3%
Acadian Asset Management, Inc.	13,795	764,519
Adamas Trust, Inc.(b),(c)	43,605	348,840
Apollo Commercial Real Estate Finance, Inc.(c)	68,513	740,626
Arbor Realty Trust, Inc.(b),(c)	101,611	782,405
ARMOUR Residential REIT, Inc.(b),(c)	58,860	1,024,164
Artisan Partners Asset Management, Inc., Cl. A(b)	36,932	1,644,213
BGC Group, Inc., Cl. A	188,384	1,716,178
Blackstone Mortgage Trust, Inc., Cl. A(c)	82,650	1,591,013
Bread Financial Holdings, Inc.	23,965	1,738,421
Cohen & Steers, Inc.	14,535	934,019
Donnelley Financial Solutions, Inc.(a)	13,922	720,464
Ellington Financial, Inc.(b),(c)	56,171	721,797
Enact Holdings, Inc.	15,019	597,306
Encore Capital Group, Inc.(a),(b)	11,672	644,294
Enova International, Inc.(a)	13,031	2,152,330
EVERTEC, Inc.	33,345	1,000,683
EZCORP, Inc., Cl. A(a),(b)	30,465	653,474
Franklin BSP Realty Trust, Inc.(c)	42,663	437,722
HA Sustainable Infrastructure Capital, Inc.(b)	66,269	2,280,316
Jackson Financial, Inc., Cl. A	35,633	4,237,476
KKR Real Estate Finance Trust, Inc.(b),(c)	27,930	231,260
MarketAxess Holdings, Inc.	19,502	3,300,324
Moelis & Co., Cl. A	38,857	2,784,881
Navient Corp.	34,710	340,505
NCR Atleos Corp.(a)	38,760	1,445,748
NMI Holdings, Inc.(a)	40,288	1,559,951
Payoneer Global, Inc.(a)	152,321	973,331
PennyMac Mortgage Investment Trust(c)	45,631	539,815
Piper Sandler Cos.	8,731	3,023,982
PJT Partners, Inc., Cl. A	12,687	2,195,232
PRA Group, Inc.(a)	20,875	266,991
PROG Holdings, Inc.	20,708	671,768
Radian Group, Inc.	71,223	2,343,237
Redwood Trust, Inc.(b),(c)	65,310	357,899
Sezzle, Inc.(a),(b)	8,993	568,717
StepStone Group, Inc., Cl. A	38,229	2,702,408
StoneX Group, Inc.(a)	24,387	2,737,685
The Western Union Company(b)	166,635	1,561,370
Two Harbors Investment Corp.(b),(c)	54,773	628,246

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Financial Services — 7.3% (continued)
Victory Capital Holdings, Inc., Cl. A(b)	25,085	1,769,245
Virtu Financial, Inc., Cl. A	41,762	1,733,541
Virtus Investment Partners, Inc.	3,308	540,031
Walker & Dunlop, Inc.	17,879	1,124,410
WisdomTree, Inc.(b)	60,020	972,324
World Acceptance Corp.(a)	1,479	179,329
		59,282,490
Food, Beverage & Tobacco — 1.1%
Cal-Maine Foods, Inc.(b)	23,901	1,996,451
Fresh Del Monte Produce, Inc.	17,512	694,526
Freshpet, Inc.(a),(b)	25,712	1,792,126
J & J Snack Foods Corp.	8,173	776,435
John B. Sanfilippo & Son, Inc.	4,661	377,075
National Beverage Corp.(a)	12,403	422,694
The Simply Good Foods Company(a)	47,830	897,769
Tootsie Roll Industries, Inc.	10,134	383,876
TreeHouse Foods, Inc.(a)	23,024	567,311
Universal Corp.	13,001	735,727
Vital Farms, Inc.(a),(b)	19,680	559,896
		9,203,886
Health Care Equipment & Services — 5.5%
Acadia Healthcare Co., Inc.(a)	48,133	646,907
AdaptHealth Corp.(a)	56,452	567,343
Addus HomeCare Corp.(a)	9,513	984,405
AMN Healthcare Services, Inc.(a)	19,962	425,191
Artivion, Inc.(a)	21,622	881,529
Astrana Health, Inc.(a),(b)	22,429	510,035
Avanos Medical, Inc.(a)	24,182	322,104
BrightSpring Health Services, Inc.(a)	59,308	2,329,025
Certara, Inc.(a),(b)	61,987	544,866
Concentra Group Holdings Parent, Inc.	62,226	1,380,173
CONMED Corp.	16,130	619,231
CorVel Corp.(a)	16,424	1,143,603
Embecta Corp.	30,871	327,541
Enovis Corp.(a)	29,991	661,002
Glaukos Corp.(a)	30,115	3,595,129
HealthStream, Inc.	12,206	272,072
ICU Medical, Inc.(a),(b)	12,886	1,931,611
Inspire Medical Systems, Inc.(a)	13,830	1,048,037
Integer Holdings Corp.(a),(b)	18,355	1,594,315
Integra LifeSciences Holdings Corp.(a),(b)	34,541	384,787
LeMaitre Vascular, Inc.(b)	10,962	931,441
Merit Medical Systems, Inc.(a)	31,155	2,526,359
National HealthCare Corp.	6,526	933,936
Neogen Corp.(a),(b)	114,237	1,167,502
NeoGenomics, Inc.(a)	68,045	820,623
Omnicell, Inc.(a),(b)	23,601	1,144,648
Pediatrix Medical Group, Inc.(a)	44,307	947,284
Privia Health Group, Inc.(a)	60,521	1,405,298
Progyny, Inc.(a)	41,830	998,482
QuidelOrtho Corp.(a),(b)	35,486	964,155

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Health Care Equipment & Services — 5.5% (continued)
RadNet, Inc.(a)	36,479	2,557,178
Schrodinger, Inc.(a),(b)	29,461	411,570
Select Medical Holdings Corp.	58,073	873,999
STAAR Surgical Co.(a)	26,310	498,574
Tandem Diabetes Care, Inc.(a)	35,914	714,329
Teleflex, Inc.	23,226	2,424,098
TransMedics Group, Inc.(a),(b)	17,956	2,405,655
U.S. Physical Therapy, Inc.	7,948	666,599
UFP Technologies, Inc.(a),(b)	4,069	1,021,889
Waystar Holding Corp.(a)	60,358	1,603,108
		45,185,633
Household & Personal Products — .7%
Central Garden & Pet Co.(a)	4,039	136,640
Central Garden & Pet Co., Cl. A(a)	27,124	831,893
Edgewell Personal Care Co.	24,685	480,370
Energizer Holdings, Inc.(b)	31,790	693,976
Interparfums, Inc.	9,561	932,867
Reynolds Consumer Products, Inc.	28,590	662,430
WD-40 Co.	7,062	1,632,946
		5,371,122
Insurance — 2.2%
AMERISAFE, Inc.	9,745	366,509
Assured Guaranty Ltd.	22,760	1,931,186
Employers Holdings, Inc.	11,758	512,884
Genworth Financial, Inc.(a)	209,686	1,748,781
Goosehead Insurance, Inc., Cl. A(a)	12,953	801,013
HCI Group, Inc.	5,648	896,168
Horace Mann Educators Corp.	21,165	948,404
Lincoln National Corp.(b)	88,639	3,688,269
Mercury General Corp.	13,846	1,212,771
Palomar Holdings, Inc.(a)	13,915	1,719,755
ProAssurance Corp.(a)	26,988	653,649
Safety Insurance Group, Inc.	7,769	611,420
SiriusPoint Ltd.(a)	54,856	1,119,611
Stewart Information Services Corp.	14,590	983,804
Trupanion, Inc.(a)	17,547	561,329
United Fire Group, Inc.	11,774	423,158
		18,178,711
Materials — 5.5%
Alpha Metallurgical Resources, Inc.(a),(b)	5,697	1,195,231
Balchem Corp.	17,001	2,893,060
Celanese Corp.	57,165	2,540,413
Century Aluminum Co.(a)	27,797	1,260,038
Eastman Chemical Co.	59,801	4,145,405
Element Solutions, Inc.	118,753	3,455,712
FMC Corp.	65,681	1,037,760
Hawkins, Inc.	10,905	1,420,376
HB Fuller Co.(b)	28,379	1,705,578
Ingevity Corp.(a)	18,789	1,236,128
Innospec, Inc.	13,029	1,064,730
Kaiser Aluminum Corp.	8,467	1,038,224

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Materials — 5.5% (continued)
Koppers Holdings, Inc.	10,560	311,098
Materion Corp.	10,939	1,512,645
Metallus, Inc.(a),(b)	18,774	374,541
Minerals Technologies, Inc.	16,378	1,077,017
O-I Glass, Inc.(a)	80,981	1,237,390
Quaker Chemical Corp.	7,200	1,106,928
Sealed Air Corp.	77,192	3,232,801
Sensient Technologies Corp.	22,172	2,095,697
Solstice Advanced Materials, Inc.(a)	83,212	5,140,005
Stepan Co.	11,218	646,269
SunCoke Energy, Inc.	43,880	344,897
Sylvamo Corp.	17,425	852,780
The Chemours Company	78,874	1,182,321
Warrior Met Coal, Inc.	27,443	2,450,660
Worthington Steel, Inc.	17,006	684,151
		45,241,855
Media & Entertainment — 2.0%
Angi, Inc.(a)	18,992	246,516
Cable One, Inc.(b)	2,331	188,788
Cargurus, Inc.(a)	42,623	1,380,985
Cars.com, Inc.(a),(b)	29,598	336,233
Cinemark Holdings, Inc.	53,911	1,276,612
DoubleVerify Holdings, Inc.(a)	69,969	757,065
IAC, Inc.(a),(b)	34,107	1,260,254
John Wiley & Sons, Inc., Cl. A(b)	21,746	679,128
Madison Square Garden Sports Corp.(a),(b)	9,437	2,675,861
QuinStreet, Inc.(a)	29,299	389,384
Scholastic Corp.(b)	12,074	422,228
Shutterstock, Inc.	12,947	256,998
TEGNA, Inc.	84,077	1,610,915
TripAdvisor, Inc.(a),(b)	61,486	817,149
Versant Media Group, Inc.(a)	76,390	2,488,786
Yelp, Inc.(a)	30,919	846,562
Ziff Davis, Inc.(a),(b)	20,773	793,944
		16,427,408
Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
ACADIA Pharmaceuticals, Inc.(a)	65,718	1,651,493
ADMA Biologics, Inc.(a),(b)	124,241	2,149,369
Alkermes PLC(a)	86,658	2,936,840
Amneal Pharmaceuticals, Inc.(a)	89,318	1,221,870
Amphastar Pharmaceuticals, Inc.(a),(b)	18,368	486,568
ANI Pharmaceuticals, Inc.(a),(b)	9,386	768,244
Apellis Pharmaceuticals, Inc.(a)	53,452	1,206,946
Arcus Biosciences, Inc.(a),(b)	44,931	945,348
Arrowhead Pharmaceuticals, Inc.(a)	72,481	5,025,108
Azenta, Inc.(a),(b)	21,401	832,071
BioLife Solutions, Inc.(a),(b)	20,855	454,639
Catalyst Pharmaceuticals, Inc.(a)	60,460	1,469,178
Collegium Pharmaceutical, Inc.(a)	16,542	759,609
Corcept Therapeutics, Inc.(a)	49,040	1,955,225
Cytek Biosciences, Inc.(a)	59,448	297,240

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.4% (continued)
Dynavax Technologies Corp.(a),(b)	51,453	796,750
Fortrea Holdings, Inc.(a)	48,557	816,243
Harmony Biosciences Holdings, Inc.(a)	21,034	768,162
Indivior Pharmaceuticals, Inc.(a)	65,636	2,322,202
Innoviva, Inc.(a)	37,349	746,980
Krystal Biotech, Inc.(a),(b)	13,533	3,778,955
Ligand Pharmaceuticals, Inc.(a)	10,342	1,986,698
Myriad Genetics, Inc.(a)	49,620	278,864
Organon & Co.	135,720	1,159,049
Pacira BioSciences, Inc.(a),(b)	22,261	457,241
Perrigo Co. PLC	71,770	1,019,852
Phibro Animal Health Corp., Cl. A	10,791	433,259
Prestige Consumer Healthcare, Inc.(a)	25,102	1,618,326
Protagonist Therapeutics, Inc.(a)	30,882	2,526,147
PTC Therapeutics, Inc.(a)	42,126	3,181,777
Sarepta Therapeutics, Inc.(a),(b)	54,557	1,109,689
Supernus Pharmaceuticals, Inc.(a)	30,061	1,447,738
TG Therapeutics, Inc.(a),(b)	71,454	2,102,891
Veracyte, Inc.(a),(b)	41,523	1,581,196
Vericel Corp.(a),(b)	26,699	960,630
Vir Biotechnology, Inc.(a)	49,514	368,384
Xencor, Inc.(a)	36,989	447,197
		52,067,978
Real Estate Management & Development — .6%
Cushman & Wakefield Ltd.(a)	121,428	1,996,276
eXp World Holdings, Inc.	46,851	423,533
Kennedy-Wilson Holdings, Inc.	62,266	613,320
Marcus & Millichap, Inc.	12,576	342,067
The St. Joe Company	20,941	1,386,085
		4,761,281
Semiconductors & Semiconductor Equipment — 4.1%
ACM Research, Inc., Cl. A(a)	27,987	1,626,605
Alpha & Omega Semiconductor Ltd.(a)	12,934	285,841
Axcelis Technologies, Inc.(a),(b)	16,183	1,425,237
Cohu, Inc.(a),(b)	24,476	698,545
Diodes, Inc.(a)	24,256	1,435,713
Enphase Energy, Inc.(a)	68,741	2,542,042
FormFactor, Inc.(a)	40,690	2,868,238
Ichor Holdings Ltd.(a)	18,183	551,672
Impinj, Inc.(a),(b)	13,989	1,931,881
Kulicke & Soffa Industries, Inc.	27,308	1,565,568
MaxLinear, Inc.(a)	43,051	746,935
PDF Solutions, Inc.(a),(b)	16,691	531,608
Penguin Solutions, Inc.(a),(b)	25,051	481,230
Photronics, Inc.(a)	30,894	1,068,006
Power Integrations, Inc.(b)	28,903	1,327,804
Qorvo, Inc.(a)	44,117	3,445,979
Semtech Corp.(a)	45,492	3,627,987
SiTime Corp.(a)	11,494	4,173,586
SolarEdge Technologies, Inc.(a),(b)	31,533	975,946

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Semiconductors & Semiconductor Equipment — 4.1% (continued)
Ultra Clean Holdings, Inc.(a),(b)	23,978	1,047,359
Veeco Instruments, Inc.(a),(b)	31,366	979,560
		33,337,342
Software & Services — 3.8%
A10 Networks, Inc.(b)	37,512	654,209
ACI Worldwide, Inc.(a)	53,825	2,333,852
Adeia, Inc.	57,126	1,033,409
Agilysys, Inc.(a),(b)	13,312	1,154,816
Alarm.com Holdings, Inc.(a)	26,039	1,270,182
BlackLine, Inc.(a),(b)	26,172	1,216,213
Box, Inc., Cl. A(a)	75,620	1,916,967
Cleanspark, Inc.(a),(b)	147,475	1,746,104
Clear Secure, Inc., Cl. A	46,516	1,517,352
DigitalOcean Holdings, Inc.(a),(b)	35,955	1,986,514
DXC Technology Co.(a)	91,141	1,315,165
Grid Dynamics Holdings, Inc.(a)	34,628	286,374
InterDigital, Inc.	13,497	4,405,961
LiveRamp Holdings, Inc.(a)	33,059	804,987
MARA Holdings, Inc.(a),(b)	198,886	1,889,417
N-able, Inc.(a)	39,571	240,196
NCR Voyix Corp.(a),(b)	72,838	722,553
Progress Software Corp.(a)	22,308	912,843
Q2 Holdings, Inc.(a)	32,640	1,999,200
Sprinklr, Inc., Cl. A(a)	63,237	403,452
SPS Commerce, Inc.(a)	19,798	1,767,169
Teradata Corp.(a)	48,823	1,392,432
		30,969,367
Technology Hardware & Equipment — 4.9%
Arlo Technologies, Inc.(a)	56,013	710,805
Badger Meter, Inc.	15,498	2,271,697
Benchmark Electronics, Inc.	18,626	971,160
Calix, Inc.(a)	31,679	1,415,101
Corsair Gaming, Inc.(a)	25,556	130,336
CTS Corp.	15,158	779,273
Digi International, Inc.(a),(b)	19,482	839,090
ePlus, Inc.	13,810	1,185,036
Extreme Networks, Inc.(a)	69,642	1,015,380
Harmonic, Inc.(a)	58,332	566,987
Insight Enterprises, Inc.(a)	16,372	1,375,575
Itron, Inc.(a),(b)	24,074	2,385,252
Knowles Corp.(a)	44,798	1,085,904
Mirion Technologies, Inc.(a),(b)	130,018	3,229,647
NetScout Systems, Inc.(a)	36,162	1,005,665
OSI Systems, Inc.(a),(b)	8,332	2,084,167
PC Connection, Inc.	6,073	357,153
Plexus Corp.(a)	14,168	2,824,107
Ralliant Corp.	59,194	3,135,506
Rogers Corp.(a)	8,807	856,393
Sanmina Corp.(a)	28,605	4,052,756
ScanSource, Inc.(a)	10,418	447,870
Viasat, Inc.(a)	70,952	3,204,902

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Technology Hardware & Equipment — 4.9% (continued)
Viavi Solutions, Inc.(a)	117,011	2,862,089
Vishay Intertechnology, Inc.(b)	65,243	1,314,646
		40,106,497
Telecommunication Services — 1.2%
Cogent Communications Holdings, Inc.(b)	24,654	599,092
Gogo, Inc.(a)	40,191	184,477
Iridium Communications, Inc.	54,635	1,088,329
Lumen Technologies, Inc.(a)	494,674	4,363,024
Shenandoah Telecommunications Co.	23,378	277,497
Telephone and Data Systems, Inc.	51,306	2,315,440
Uniti Group, Inc.(a),(b)	93,309	776,331
		9,604,190
Transportation — 1.6%
Allegiant Travel Co.(a),(b)	7,031	623,157
ArcBest Corp.(b)	11,817	1,066,130
Forward Air Corp.(a),(b)	11,575	322,711
Heartland Express, Inc.	23,593	238,053
Hertz Global Holdings, Inc.(a),(b)	65,181	319,387
Hub Group, Inc., Cl. A(b)	31,624	1,504,670
JetBlue Airways Corp.(a),(b)	152,808	744,175
Marten Transport Ltd.	30,464	374,707
Matson, Inc.	16,364	2,623,149
RXO, Inc.(a),(b)	86,319	1,258,531
Schneider National, Inc., Cl. B(b)	26,184	702,779
SkyWest, Inc.(a)	21,061	2,032,808
Sun Country Airlines Holdings, Inc.(a),(b)	27,843	488,366
Werner Enterprises, Inc.(b)	31,143	1,066,648
		13,365,271
Utilities — 2.2%
American States Water Co.	20,436	1,491,010
Avista Corp.	42,483	1,754,123
California Water Service Group	31,240	1,396,428
Chesapeake Utilities Corp.	12,389	1,594,216
Clearway Energy, Inc., Cl. A	18,070	610,224
Clearway Energy, Inc., Cl. C	44,292	1,601,156
H2O America	17,514	911,429
Hawaiian Electric Industries, Inc.(a),(b)	90,217	1,382,124
MDU Resources Group, Inc.(b)	107,380	2,202,364
MGE Energy, Inc.	19,142	1,529,063
Middlesex Water Co.	9,526	498,972
Northwest Natural Holding Co.	21,729	1,011,702
Otter Tail Corp.(b)	21,993	1,960,896
Unitil Corp.	9,360	476,518
		18,420,225
Total Equity Securities - Common Stocks (cost $567,328,388)		810,915,147
Exchange-Traded Funds — .4%
Registered Investment Companies — .4%
iShares Core S&P Small-Cap ETF (cost $2,544,979)	22,607	2,871,767

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Pharmaceuticals, Biotechnology & Life Sciences — .0%
Omniab Operations, Inc.-Earnout 12.5	9,476	0
Omniab Operations, Inc.-Earnout 15.0	9,476	0
Total Rights (cost $33,892)		0

	1-Day Yield (%)	Shares
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $3,650,265)	3.72	3,650,265	3,650,265
Investment of Cash Collateral for Securities Loaned — 1.3%
Registered Investment Companies — 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $10,561,658)	3.72	10,561,658	10,561,658
Total Investments (cost $584,119,182)		101.4%	827,998,837
Liabilities, Less Cash and Receivables		(1.4%)	(11,472,853)
Net Assets		100.0%	816,525,984

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $146,112,031 and the value of the collateral was
$151,964,410, consisting of cash collateral of $10,561,658 and U.S. Government & Agency securities valued at $141,402,752.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	32	3/20/2026	4,099,908	4,199,360	99,452
Gross Unrealized Appreciation					99,452
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Smallcap Stock Index Fund
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	810,915,147	—	—	810,915,147
Exchange-Traded Funds	2,871,767	—	—	2,871,767
Rights	—	0	—	0
Investment Companies	14,211,923	—	—	14,211,923
	827,998,837	0	—	827,998,837
Other Financial Instruments:
Futures††	99,452	—	—	99,452
	99,452	—	—	99,452

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $243,979,107, consisting of $318,762,157 gross unrealized appreciation and $74,783,050 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.